Income Taxes	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

The Company is subject to income taxes by entity on income arising in or derived from the tax jurisdiction in which each entity is domiciled. The Company’s PRC subsidiaries file their income tax returns online with PRC tax authorities. The Company conducts all of its businesses through its subsidiaries and affiliated entities, principally in the PRC.

British Virgin Islands

Under the current and applicable laws of BVI, DIT is not subject to tax on income or capital gains.

Prior to April 15, 2026, the Company was incorporated in the United States and was subject to U.S. federal income tax at a statutory rate of 21%. On April 15, 2026, the Company changed its jurisdiction of incorporation to the BVI. As of June 30, 2026 and 2025, the Company had net operating loss (“NOL”) carryforwards for U.S. federal income tax purposes of approximately $nil and $9.35 million, respectively due to change of its jurisdiction. NOLs arising in tax years beginning after December 31, 2017 may offset up to 80% of taxable income and may be carried forward indefinitely. The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), enacted in March 2020, temporarily removed the 80% limitation and allowed a five-year carryback of NOLs arising in 2018, 2019 and 2020. Management believes that the realization of the deferred tax assets related to these NOL carryforwards remains uncertain due to the Company’s limited operating history and continuing losses. Accordingly, a 100% valuation allowance has been provided against the related deferred tax assets.

The Company’s offshore subsidiary, Shuhai Skill (HK), a HK holding company is subject to 16.5% corporate income tax in HK. Shuhai Beijing received a tax holiday with a 15% corporate income tax rate since it qualified as a high-tech company. Tianjin Information, Xunrui, Guozhong Times, Guozhong Haoze, Guohao Century, Jingwei, Shuhai Nanjing are subject to the regular 25% PRC income tax rate.

As of June 30, 2026 and 2025, the Company has approximately $19.78 million and $18.08 million of NOL from its HK holding company, PRC subsidiaries and VIEs that expire in calendar years 2025 through 2029. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends upon the Company’s future generation of taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance as of June 30, 2026 and 2025.

The Company’s income (loss) before provision for (benefit from) income taxes for the years ended June 30, 2026, 2025 and 2024 was as follows:

	For the years ended June 30,
	2026	2025	2024
BVI	$(442,753)	$-	$-
United States	(813,917)	(2,135,677)	(6,579,192)
PRC	(930,272)	(2,943,853)	(5,642,113)
Income before income taxes	$(2,186,942)	$(5,079,530)	$(12,221,305)

A provision for (benefit from) income taxes of nil and nil has been recognized for the years ended June 30, 2026 and 2025, respectively. The components of the provision for (benefit from) income taxes for the years ended June 30, 2026, 2025 and 2024 consisted of the following:

	For the years ended June 30,
	2026	2025	2024
Current:
BVI	$-	$-	$-
United States
PRC		6,596
Total current	-	6,596	-
Deferred:
BVI	-	-	-
United States	-	-	-
PRC	-	-	-
Total deferred	-	-	-
Total income tax expense	$-	$6,596	$-

During the year ended June 30, 2026, Datasea effected a domiciliation to the British Virgin Islands through a merger with Datasea Intelligent Technology Ltd., a business company incorporated under the laws of the BVI and a wholly owned subsidiary of the Company. Under the current and applicable laws of BVI, DIT is not subject to tax on income or capital gains. Accordingly, the following table reconciles the PRC statutory rates (where the Company’s main operation located) to the Company’s effective tax rate for the year ended June 30, 2026 in accordance with the guidance of ASU 2023-09 was as follows:

	Year Ended June 30, 2026
	Amount	Percent
Income tax provision at PRC Statutory tax rate	$(546,736)	(25.00)%
Tax rate difference – current provision	143,831	6.58%
Effect of PRC tax holiday	(106,864)	(4.89)%
Non-deductible item:
Non-deductible share-based compensation	203,532	9.31%
Valuation allowance:
BVI	-	-%
US	(30,419)	(1.39)%
PRC	336,656	15.39%
Income tax expense and effective tax rate	$-	-%

The following table reconciles the U.S. statutory rates (prior to the domiciliation to BVI in April 2026) to the Company’s effective tax rate for the year ended June 30, 2025 in accordance with the guidance of ASU 2023-09 was as follows:

	Year Ended June 30, 2025
	Amount	Percent
Income tax provision at U.S. Statutory tax rate	$(1,052,379)	(21.00)%
Tax rate difference – current provision	(103,517)	(2.07)%
Effect of PRC tax holiday	(94,083)	(1.88)%
Non-deductible item:
Non-deductible share-based compensation	397,497	7.93%
Valuation allowance:
US	56,833	1.13%
PRC	802,245	16.01%
Income tax expense and effective tax rate	$6,596	(0.13)%

The following table reconciles the U.S. statutory rates (prior to the domiciliation to BVI in April 2026) to the Company’s effective tax rate for the year ended June 30, 2024 in accordance with the guidance of ASU 2023-09 was as follows:

	Year Ended June 30, 2024
	Amount	Percent
Income tax provision at U.S. Statutory tax rate	$(2,391,430)	(21.00)%
Tax rate difference – current provision	(163,927)	(1.44)%
Effect of PRC tax holiday	151,611	1.33%
Non-deductible item:
Non-deductible share-based compensation	773,162	6.79%
Valuation allowance:
US	610,109	5.36%
PRC	1,020,475	8.96%
Income tax expense and effective tax rate	$-	-%

 Cash paid for income taxes, net of refunds, during the years ended June 30, 2026, 2025 and 2024 was as follows:

	For the years ended June 30,
	2026	2025	2024
BVI	$-	$-	$-
United States	-	-	-
PRC	-	6,596	-
Income taxes paid	$-	$6,596	$-

The Company’s net deferred tax assets as of June 30, 2026 and 2025 is as follows:

	June 30, 2026	June 30, 2025
Deferred tax asset
Net operating loss	$4,090,404	$5,408,433
Depreciation and amortization	212,824	236,991
Bad debt expense	123,691	120,987
Social security and insurance accrual	96,273	66,298
Inventory impairment	46,715	38,220
ROU, net of lease liabilities	310	(941)
Total	4,570,217	5,869,988
Less: valuation allowance	(4,570,217)	(5,869,988)
Net deferred tax asset	$-	$-

The Company evaluates its tax positions in accordance with ASC 740. As of June 30, 2026 and 2025, the Company had no unrecognized tax benefits and had not accrued any interest or penalties related to uncertain tax positions.